SCHEDULE OF ESTIMATED FUTURE AMORTIZATION (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
2027	$ 15,730
2028	15,730
2029	15,730
2030	15,730
2031	15,730
Thereafter	454,857
Intangible assets, net	$ 533,507	$ 522,560